EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended																			3 Months Ended	12 Months Ended				13 Months Ended
	May 04, 2015 USD ($)	Nov. 30, 2019 CAD ($) $ / shares shares	Aug. 31, 2019 CAD ($)	Aug. 31, 2019 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2019 CAD ($) oz shares	Apr. 30, 2019 USD ($) oz $ / shares shares	Feb. 28, 2019 shares	Feb. 19, 2019 CAD ($) shares	Feb. 19, 2019 $ / shares	Nov. 30, 2018 CAD ($)	Sep. 24, 2018 USD ($) shares	Apr. 30, 2018 CAD ($) shares	Apr. 30, 2018 USD ($) shares	Feb. 28, 2018 USD ($) shares	Jul. 29, 2016 CAD ($)	Jul. 29, 2016 USD ($)	Jul. 17, 2012 shares	Sep. 24, 2009 CAD ($) shares	Sep. 24, 2009 USD ($) shares	Mar. 31, 2018 shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CAD ($) Ounce $ / shares	Dec. 31, 2018 USD ($) Ounce	Sep. 25, 2020	Feb. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Receivables																						$ 981		$ 7,506
Cash equivalents																						68,994		86,175						$ 3,534
USA South 32 [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Annual proceeds for new acquisition funding											$ 200
Annual Proceeds To Generate New Prospects											$ 800
Option agreement, interest											100.00%
Option agreement, exploration expenditures required											$ 5,000
Net smelter return royalty											2.00%
Proceeds from option agreement											$ 525
Boreal Metals Corp. [Member] | Sweden and Norway [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Annual advance royalty																						53						$ 40	$ 20
Aes Madencilik As [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Receivables																								$ 903
Proceeds from purchase agreement																$ 2,631	$ 2,000
BCE Inc [Member] | USA Mainspring, Arizona [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from annual option payment				$ 600
Annual advance royalty				$ 23,000
Production Royalty Percentage			1.00%	1.00%
Advanced royalty payments				$ 100
Additional Extension Payment For Each Year Extension				250
Amount delivered to title holder on exercise of option				$ 11,000
Right To Buy Back Half Royalty Percentage			1.00%	1.00%
Right To Buy Back Half Royalty				$ 10,000
Modum Project [Member] | Boreal Metals Corp. [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Number of equity interests in subsidiary acquired | shares																					1,324,181
Equity interests of acquirer, value per share | $ / shares																								$ 0.30
Equity interests of acquirer																								$ 397
Guldgruvan Cobalt Project [Member] | Boreal Energy Metals Corporation [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Number of equity interests in subsidiary acquired | shares															2,979,798
Percentage of equity interests acquired															5.90%
Njuggtraskliden And Mjovattnet Projects [Member] | Boreal Energy Metals Corporation [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Number of equity interests in subsidiary acquired | shares													2,020,202	2,020,202
Percentage of equity interests acquired													4.00%	4.00%
Proceeds from reimbursement of amounts paid														$ 37
Aggregate Interest													9.90%	9.90%
Proceeds from issuing shares													$ 3,000
Rostvangen Property And Vakkerlien Property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from annual option payment																						$ 150
Option agreement, interest								100.00%
Number of shares acquired | shares								3,000,000
Definitive sales agreement, description of net smelter royalty								9.9% interest in Playfair, a 3% NSR royalty on the projects, and advance royalty payments. Pursuant to the agreement, Playfair can earn a 100% interest in the project by the issuance of 3,000,000 common shares (received) to EMX and performance of certain work during the option period.
Share Price Per Share | $ / shares																						$ 0.05
Gold Line Resources Agreement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from purchase agreement						$ 127
Proceeds from issuing shares						$ 260
Number of shares acquired | shares						2,555,210	2,555,210
Project ownership percentage acquired						9.90%	9.90%
Definitive sales agreement, description of equity ownership continuing obligation						Upon closing, the agreement provides EMX with a 9.9% interest in GLR, a free carry of its 9.9% interest until GLR has raised $5,000 in equity; reimbursement of license fees totaling US$101 ($133 received), advance royalty payments, and a 3% royalty interest in the properties.	Upon closing, the agreement provides EMX with a 9.9% interest in GLR, a free carry of its 9.9% interest until GLR has raised $5,000 in equity; reimbursement of license fees totaling US$101 ($133 received), advance royalty payments, and a 3% royalty interest in the properties.
Definitive sales agreement, description of advanced annual royalty payments						3% royalty interest in the properties. Within six years of the closing date, GLR has the right to buy down up to 1% of the royalty owed to EMX (leaving EMX with a 2% NSR royalty) by paying EMX 2,500 ounces of gold, or the cash equivalent.	3% royalty interest in the properties. Within six years of the closing date, GLR has the right to buy down up to 1% of the royalty owed to EMX (leaving EMX with a 2% NSR royalty) by paying EMX 2,500 ounces of gold, or the cash equivalent.
Share Price Per Share | $ / shares							$ 0.05
Additional Number Of Shares Acquired | shares						5,000	5,000
License Fee Expense							$ 101
Reimbursement of license fees received						$ 133
Gold equivalent of proceeds received (ounces) | oz						2,500	2,500
Riddarhyttan Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Description of terms of option agreement													Upon exercise of the option, EMX will retain a 3% NSR royalty, 0.75% of which may be purchased by South32 for US$1,900 within five years of executing the agreement.	Upon exercise of the option, EMX will retain a 3% NSR royalty, 0.75% of which may be purchased by South32 for US$1,900 within five years of executing the agreement.
Riddarhyttan Project [Member] | USA South 32 [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Option agreement, interest													100.00%	100.00%
Option agreement, exploration expenditures required														$ 5,000
Proceeds from option agreement														$ 200
Cathedral Well Property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from option agreement																						$ 33	$ 25
Ounces of gold equivalent to payment | Ounce																								20	20
Hardshell Skarn Property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from annual advance minimum royalty																						13	10
Copper Springs project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from option agreement																						66	50		$ 40
Copper King [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from option agreement																						66	50		50
Buckhorn Creek Property [Member] | USA - Kennecott [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Option agreement, interest															100.00%
Option agreement, exploration expenditures required															$ 4,500
Proceeds from option agreement															$ 550							50
Superior West project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from annual option payment	$ 1,000																					$ 133	100	$ 131	100
Description of terms of net smelter return royalty	Kennecott has the right to buy down 1% of the NSR royalty from underlying claim holders by payment of US$4,000 to EMX.
Option agreement, interest	100.00%
Option agreement, exploration expenditures required	$ 5,500
Net smelter return royalty	2.00%
Proceeds from option agreement	$ 149
Proceeds from purchase agreement	$ 4,000
Yerington West Property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from annual option payment																								98	75
Description of terms of net smelter return royalty																			Under the agreement, once the earn-in has been completed, EMX can convert its interest to a 2.5% NSR. Hudbay has the option to buy down 1.5% of the NSR for US$4,500.	Under the agreement, once the earn-in has been completed, EMX can convert its interest to a 2.5% NSR. Hudbay has the option to buy down 1.5% of the NSR for US$4,500.
Option agreement, interest																			80.00%	80.00%
Option agreement, shares received | shares																			85,000	85,000
Option agreement, exploration expenditures required																			$ 1,000
Proceeds from option agreement																			140
Advanced production payments																			375
Annual royalty payment not yet received																							75
Swift And Selena Gold Projects [Member] | Ridgeline Minerals Corporation [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from milestone payments					$ 2,200
Proceeds from purchase agreement		$ 275
Proceeds from issuing shares		$ 249
Number of shares acquired | shares		2,077,718
Project ownership percentage acquired					9.90%
Share Price Per Share | $ / shares		$ 0.12
Execution payment (received)					$ 20
Production Royalty Percentage					3.25%
Non-dilution right through capital raises					$ 2,500
Sisorta Property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from annual option payment																							125		125
Balya Property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Net smelter return royalty																						4.00%						4.00%
Proceeds from an adjusted royalty payment																							88		103
Golcuk Transfer and Royalty Agreement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration license, ownership percentage																		100.00%
Golcuk Transfer and Royalty Agreement, shares received | shares																		3,000,000
Trab 23 And Alankoy Properties [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Description of gold payments associated with share purchase agreement																										Upon closing, EMX will receive 40 ounces of gold or cash equivalent for the Alanköy project (US$63 received in February 2020) and 30 ounces of gold or cash equivalent for the Trab-23 project (US$47 received in February 2020). EMX will receive an uncapped 2.5% NSR royalty on each project. For the Alanköy project, EMX will receive annual AAR payments of 35 ounces of gold for the first three years of the agreement, 45 ounces of gold in years 4 through 6 of the agreement, and 70 ounces of gold from and after the 7th anniversary. For the Trab-23 project, EMX will receive AAR payments of 35 ounces of gold through the 4th anniversary of the agreement, and 45 ounces of gold from and after the 5th anniversary. For each project, EMX will receive a milestone payment of 500 ounces of gold upon receipt of key mine development permits.
Kimberley Copper Project [Member] | Enfield Exploration Corporation [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Number of shares commited under agreement | shares												500,000
Value of shares commited under agreement												$ 1,000
Number of shares issued upon achievement of certain milestones | shares												1,750,000
After Exercise Of Option Member | Riddarhyttan Project [Member] | USA South 32 [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Description of terms of option agreement													After exercising the option, AAR payments of 50,000 pounds of copper or the cash equivalent will be due to EMX, but will be deductible from future royalty payments.	After exercising the option, AAR payments of 50,000 pounds of copper or the cash equivalent will be due to EMX, but will be deductible from future royalty payments.
Between Fifth And Seventh Anniversaries [Member] | Yerington West Property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from annual advance minimum royalty																				$ 50
Between Eighth And Tenth Anniversaries [Member] | Yerington West Property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from annual advance minimum royalty																								$ 75
Advanced production payments																			$ 75
Every six months commencing February 1, 2017 [Member] | Aes Madencilik As [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Description of gold payments associated with share purchase agreement																500 ounces of gold every six months commencing February 2, 2017 up to a cumulative total of 7,000 ounces of gold;	500 ounces of gold every six months commencing February 2, 2017 up to a cumulative total of 7,000 ounces of gold;
Within 30 days after the commencement of commercial production [Member] | Aes Madencilik As [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Description of gold payments associated with share purchase agreement																7,000 ounces of gold within 30 days after the commencement of commercial production from the Property provided that prior gold payments will be credited against this payment;	7,000 ounces of gold within 30 days after the commencement of commercial production from the Property provided that prior gold payments will be credited against this payment;
Upon production of 100,000 ounces of gold [Member] | Aes Madencilik As [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Description of gold payments associated with share purchase agreement																250 ounces of gold upon production of 100,000 ounces of gold from the Property;	250 ounces of gold upon production of 100,000 ounces of gold from the Property;
Upon production of an aggregate of 500,000 ounces of gold [Member] | Aes Madencilik As [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Description of gold payments associated with share purchase agreement																250 ounces of gold upon production of an aggregate of 500,000 ounces of gold from the Property;	250 ounces of gold upon production of an aggregate of 500,000 ounces of gold from the Property;
Upon Completion Of Feasibility Study [Member] | Riddarhyttan Project [Member] | USA South 32 [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Description of terms of option agreement													The AAR may be repurchased by South 32 for US$2,500. In addition, South32 will make milestone payments of: (a) 350,000 pounds of copper (or the cash equivalent) upon publication of a maiden resource on the project, and (b) 750,000 pounds of copper (or the cash equivalent) upon delivery of a feasibility study.	The AAR may be repurchased by South 32 for US$2,500. In addition, South32 will make milestone payments of: (a) 350,000 pounds of copper (or the cash equivalent) upon publication of a maiden resource on the project, and (b) 750,000 pounds of copper (or the cash equivalent) upon delivery of a feasibility study.
Upon 500 ounces of gold [Member] | Aes Madencilik As [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from disposal of exploration and evaluation assets																									656
Upon 600 ounces of gold [Member] | Aes Madencilik As [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from disposal of exploration and evaluation assets																							$ 849		$ 608
Second Anniversary Date Of Agreement [Member] | Swift And Selena Gold Projects [Member] | Ridgeline Minerals Corporation [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Definitive sales agreement, description of advanced annual royalty payments					(increasing by US$5 per year to a maximum of US$75)
Advanced royalty payments					$ 10
Upon Execution Of Agreement [Member] | BCE Inc [Member] | USA Mainspring, Arizona [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from annual option payment			$ 66	50
First Anniversary Date [Member] | BCE Inc [Member] | USA Mainspring, Arizona [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from annual option payment				50
Thirty Days After Completion Of Feasibility Study Member | BCE Inc [Member] | USA Mainspring, Arizona [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from milestone payments				$ 2,000
Norra Metals Corp. ("Norra")
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proceeds from issuing shares									$ 289													$ 11
Number of shares acquired | shares									4,808,770													356,500	356,500
Project ownership percentage acquired									9.90%
Definitive sales agreement, description of equity ownership continuing obligation																						Norra has the continuing obligation to issue additional shares of Norra to EMX to maintain its aggregate 9.9% interest in Norra, at no additional cost to EMX, until Norra has raised $5,000 in equity. Thereafter, EMX will have the right to participate pro-rata in future financings at its own cost to maintain its 9.9% interest in Norra.	Norra has the continuing obligation to issue additional shares of Norra to EMX to maintain its aggregate 9.9% interest in Norra, at no additional cost to EMX, until Norra has raised $5,000 in equity. Thereafter, EMX will have the right to participate pro-rata in future financings at its own cost to maintain its 9.9% interest in Norra.
Definitive sales agreement, description of net smelter royalty									The Company will retain a 3% NSR royalty on the projects.
Share Price Per Share | $ / shares										$ 0.06													$ 0.03
Additional Number Of Shares Acquired | shares																						5,000	5,000
Norra Metals Corp. ("Norra") | British Columbia [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Definitive sales agreement, description of net smelter royalty									EMX has also been granted a 1% NSR royalty on Norra's Pyramid project in British Columbia.
Purchase and sale agreements subsequent to reporting date [Member] | Upon closing receive 40 ounces of gold [Member] | Trab 23 And Alankoy Properties [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Cash equivalents																											$ 63
Purchase and sale agreements subsequent to reporting date [Member] | Upon closing receive 30 ounces of gold [Member] | Trab 23 And Alankoy Properties [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Cash equivalents																											$ 47